UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06135

Templeton Institutional Funds
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices) Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 12/31/11

Item 1. Reports to Stockholders.

DECEMBER 31, 2011

Emerging Markets Series

Foreign Equity Series

Foreign Smaller Companies Series

Global Equity Series

ANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS

FRANKLIN TEMPLETON INSTITUTIONAL

Annual Report

Economic and Market Overview

Global stocks declined in 2011 as deepening sovereign debt, political paralysis and economic growth concerns led to escalating investor anxiety and severe market volatility. Stocks entered the year supported by positive momentum in corporate earnings and renewed economic stimulus measures in the developed world. However, a number of events interrupted the market’s rise early in 2011, including a severe natural disaster and nuclear crisis in Japan and populist uprisings across the oil-and-gas-producing regions of the Middle East and North Africa. Global markets recovered quickly from these setbacks but soon faced more significant turmoil as Europe’s sovereign debt crisis worsened in the summer. Portugal, Greece and Ireland received bailouts and had their credit ratings slashed to junk grade, while rising bond yields in the larger economies of Italy and Spain, and eventually in the critical core economies of Germany and France, threatened the survival of the European Monetary Union. The U.S.’s sovereign debt issues and political dysfunction, accompanied by the downgrade of its AAA credit rating to AA+, further pressured investor sentiment during the summer months. Additionally, the precarious state of the global banking system as well as emerging signs of a renewed global economic slowdown and possible hard landing in China weighed on the markets. General investor risk aversion led emerging markets to decline more than developed markets, as measured by MSCI global indexes.

Despite these global challenges, corporate profits remained remarkably resilient, some signs of U.S. economic improvement emerged toward year-end, and European policymakers ultimately stepped up their response to their sovereign

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Annual Report | 1

debt and banking crisis. Greek and Italian prime ministers were replaced with technocrats tasked with arresting a debt spiral, the European Central Bank cut short-term interest rates and expanded bank lending facilities, and six key global central banks agreed to lower dollar funding costs for Europe’s distressed commercial banks. Meanwhile, the Federal Reserve Board increased purchases of long-dated bonds to reduce key borrowing costs and hinted at “additional policy accommodation.” Chinese policymakers lowered commercial bank reserve requirements and the International Monetary Fund revamped its credit line and eased its lending terms. Commodities initially rallied due to the coordinated monetary stimulus, but most ultimately declined as global economic prospects weakened. Gold and oil, however, made annual gains. In currency markets, the euro declined with escalating weakness at year-end, while the dollar ultimately rose after a late surge. Amid general global market declines, perceived safe-haven currencies such as the Japanese yen and Swiss franc rallied strongly, and U.S. Treasuries posted their best one-year return since 2008.

The foregoing information reflects our analysis and opinions as of December 31, 2011. The information is not a complete analysis of every aspect of any market, country, industry or fund. Statements of fact are from sources considered reliable.

2 | Annual Report

Emerging Markets Series

Your Fund’s Goal and Main Investments: Emerging Markets Series seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in securities issued by “emerging market companies,” as defined in the Fund’s prospectus.

This annual report for Emerging Markets Series (Fund) covers the fiscal year ended December 31, 2011.

Investment Strategy

Our investment strategy employs a fundamental research, value-oriented, long-
term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. Before we make a purchase, we make a detailed examination of the company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price. The analysis considers the com-
pany’s corporate governance behavior as well as its position in its sector, the economic framework and political environment.

Performance Overview

The Fund had a -12.02% cumulative total return for the 12-month period ended December 31, 2011. In comparison, the Standard & Poor’s®/
International Finance Corporation Investable (S&P®/IFCI) Composite Index
and the MSCI Emerging Markets (EM) Index, which track global emerging market stock performance, had total returns of -19.03% and -18.17% during the same period.1 Please note that index performance information is provided for reference and that we do not attempt to track an index but rather under-
take investments on the basis of fundamental research. The Fund’s return reflects the effect of fees and expenses for professional management, while an index does not have such costs. In addition, an index is not subject to invest-
ment flows while the Fund is subject to purchases and redemptions that could impact performance. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s
Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product.
The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 41.

Annual Report | 3

Manager’s Discussion

During the 12 months under review, major detractors from the Fund’s absolute performance were Brazil-based Vale, the world’s largest iron ore producer and second-largest nickel producer; Norilsk Nickel (Mining and Metallurgical Co. Norilsk Nickel), a Russia-based major producer of nickel, palladium, and other base and precious metals; and Tata Consultancy Services, one of India’s largest information technology consulting and services firms, with outsourcing services primarily in the Americas, Europe and India. Weak commodity metal prices and higher raw material costs weighed on Vale’s share price. However, at year-end we believed Vale could benefit from the long-term uptrend in commodity demand due to emerging market industrialization. Vale’s strong cash flow and attractive valuations, in our view, underscored our belief in its long-term potential. Investor concerns that Norilsk Nickel could become embroiled in Russian domestic politics after a major shareholder’s December announcement of his intention to run in the presidential election added to the adverse effects of metal price weakness on the company’s shares. In our long-term view, Norilsk Nickel’s strong global market share in base metal and platinum group metal production, huge reserves and low-cost nickel production put the company in a strong position. Tata’s share price performed poorly in U.S. dollar terms due to weakness in the Indian rupee, which reached a record low against the U.S. dollar in December. Based on our analysis, we believed Tata remained well positioned to benefit from the global outsourcing trend of services to Indian consulting companies.

Major contributors to absolute performance during the reporting period were Astra International, Indonesia’s leading car and motorcycle company; Brazil-based AmBev (Companhia de Bebidas das Americas), one of the world’s largest beer and soft drink producers; and Souza Cruz, Brazil’s major cigarette company. Astra is a leader in the Indonesian car and motorcycle markets, which have been enjoying strong secular growth trends. The company continued to benefit from Indonesia’s robust economic growth, higher incomes and affordable credit. The strong market positions of AmBev and Souza Cruz have allowed their businesses to achieve superior returns and build market share as consumers become wealthier and more discerning. In our view, the companies’ strong operations, low debt levels, good dividend yield and strong brands made them attractive investments.

4 | Annual Report

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended December 31, 2011, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

During the 12-month reporting period, we initiated positions in Australia, Malaysia and Qatar as we continued to search for what we considered to be attractive investment opportunities. We added construction, casinos and gaming, Internet software and services, specialty store and apparel retail companies. Key purchases included new positions in Australia-based BHP Billiton, a major diversified natural resources company with significant sales in emerging markets; Singapore-based SembCorp Marine, a premier global marine and offshore engineering group; and Anhui Conch Cement, one of China’s largest cement producers.

Conversely, we reduced the Fund’s investments in India, Brazil, Russia and China via Hong Kong-listed China H shares to focus on stocks we considered to be more attractively valued within our investment universe and raise funds for redemptions.2 We reduced the Fund’s holdings largely in diversified banks, oil and gas, diversified metals and mining, and automobile companies. Additionally, we sold our holdings in select companies that reached their target prices during the reporting period. Key sales included reductions of our positions in Brazilian financial conglomerate Itau Unibanco Holding and Chinese automobile manufacturer Guangzhou Automobile Group, as well as elimination of our holding in Brazilian cosmetics company Natura Cosmeticos.

2. “China H” denotes shares of China-incorporated, Hong Kong Stock Exchange-listed companies with most businesses in China.

Annual Report | 5

Thank you for your continued participation in Emerging Market Series.
We look forward to serving your future investment needs.

6 | Annual Report

Performance Summary as of 12/31/11

Emerging Markets Series

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses on the sale of Fund shares.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, visit ftinstitutional.com or call a Franklin Templeton Institutional
Services representative at (800) 321-8563.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding the acquired fund fees and expenses) do not exceed 1.24% (other than certain nonroutine expenses)
until 4/30/12.

Annual Report | 7

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $1,000,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Endnotes

All investments involve risks. The Fund invests in foreign securities, which can involve exposure to currency fluctuations, economic instability and political developments. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity.
The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $1,000,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Source: © 2012 Morningstar. The S&P/IFCI Composite Index is a free float-adjusted, market capitalization-
weighted index designed to measure equity performance of global emerging markets. The MSCI EM Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance of global emerging markets.

8 | Annual Report

Your Fund’s Expenses

Emerging Markets Series

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if applicable; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 9

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges, if applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning differ-
ent funds. In addition, if transaction costs were included, your total costs would have been higher.
Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, of 1.26%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

10 | Annual Report

Foreign Equity Series

Your Fund's Goal and Main Investments: Foreign Equity Series seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in foreign (non-U.S.) equity securities.

Geographic Breakdown
Foreign Equity Series
Based on Total Net Assets as of 12/31/11

Europe	64.9%
Asia	26.2%
North America	2.8%
Latin America & Caribbean	2.7%
Short-Term Investments & Other Net Assets	3.4%

Performance Overview

For the 12 months under review, the Fund's Primary shares had a -10.90% total return. The Fund performed better than the -13.33% return of its benchmark, the MSCI All Country (AC) World ex USA Index, which tracks stock market performance in global developed and emerging markets excluding the U.S.[1] The Fund also performed better than the -11.73% total return of its other benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures stock market performance in global developed markets excluding the U.S. and Canada.[1] Please note index performance information is provided for reference

Annual Report | 11

and we do not attempt to track an index but rather undertake investments on the basis of fundamental research. You can find the Fund’s long-term perform-
ance data in the Performance Summary beginning on page 17.

Investment Strategy

We employ a bottom-up, value-oriented, long-term investment strategy. Our in-
depth fundamental research evaluates a company’s potential to grow earnings, asset value and/or cash flow. We also consider a company’s price/earnings ratio, profit margins and liquidation value.

Manager’s Discussion

International stocks, as measured by the MSCI AC World ex USA Index, declined in 2011 amid sensitivity to the changing global economic outlook. In our opinion, investors overlooked business fundamental prospects during the period as they focused on short-term economic or political developments.
Although equity markets began 2011 with positive momentum after stocks staged a strong rally in the last six months of 2010, growing concerns about economic growth rates and sovereign debt led to heightened volatility.
Traditionally defensive sectors and regions ultimately led market returns in 2011.

For the portfolio, allocations and stock selection among defensive and cyclical sectors delivered some of the best relative and absolute returns. Among defen-
sive sectors, health care holdings outperformed the MSCI AC World ex USA
Index in absolute terms.2 Our health care positions also aided relative returns, benefiting from an overweighted Fund position as well as stock-specific strength.
Two major pharmaceuticals manufacturers, the U.K.’s GlaxoSmithKline and
France’s Sanofi, represented top sector contributors. In the December 2010 annual shareholder letter we explained that Sanofi appeared undervalued, and mentioned cost-cutting, pipeline rationalization and strategic merger and acquisition as overlooked potential value catalysts. The stock’s strong 2011 performance validated our assessment as Sanofi’s share price approached a four-year high after the firm’s ongoing restructuring initiatives progressed.
Although we believe Sanofi’s strength — and that of the global health care sector in general — was partly attributable to the market’s defensive rotation, we believe pharmaceuticals industry valuations at roughly half their long-term

2. The health care sector comprises health care providers and services and pharmaceuticals in the SOI.

12 | Annual Report

average present the opportunity for future outperformance given the industry’s strong fundamentals and what we believe is overlooked long-term earnings potential of select pharmaceutical stocks.

Among cyclical sectors, the Fund’s materials holdings helped relative results, benefiting from our underweighted exposure during a period of commodity price weakness and from stock selection within the sector.3 Our underweight-
ing of what we viewed as expensive metals and mining stocks and our selective participation in the undervalued construction materials industries notably contributed to comparatively better performance. With overall metals prices barely off their 100-year highs in 2011, we found what we considered to be more attractive value opportunities elsewhere. Energy stocks, for example, seemed to offer compelling cyclically leveraged opportunities given valuations that we believed understated future earnings potential for select firms capable of extracting increasingly valuable carbon reserves. The Fund’s moderately overweighted energy holdings were key contributors in 2011, led by European oil companies from outside the eurozone, including the U.K.’s Royal Dutch
Shell and Norway’s Statoil.4

Europe’s performance mirrored that of global markets during 2011 as eco-
nomic growth slowed and investors retreated to traditional “safe haven”
markets. Overweighted exposures to certain European markets like the U.K.
and Norway helped drive relative performance along with stock selection, as positions we believed represented deep value remained relatively resilient.
Elsewhere, capital flowed out of emerging markets perceived as riskier and more economically sensitive than their developed world counterparts. The
Fund’s underweighted allocation to emerging markets, a byproduct of our bottom-up global value search, helped results in 2011 along with stock selection in the region.

The relative contribution of the Fund’s information technology holdings demonstrated, in our opinion, how value-oriented stock selection can sur-
mount an unfavorable allocation.5 International information technology stocks experienced adversity during the year amid emerging market growth concerns and severe supply-chain disruptions stemming from natural disasters in Japan and Thailand. Although the Fund’s sector overweighting during these events was detrimental, our bottom-up stock selection helped considerably

3. The materials sector comprises chemicals, construction materials, and metals and mining in the SOI.
4. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI.
5. The information technology sector comprises communications equipment; computers and peripherals; electronic equipment, instruments and components; office electronics; semiconductors and semiconductor equipment; and
software in the SOI.

Annual Report | 13

relative to the benchmark. South Korean semiconductor and consumer elec-
tronics manufacturer Samsung Electronics, which surpassed Apple in 2011 as the world’s leading manufacturer of mobile handsets, was a sector leader. We believe technology firm valuations lagged fundamental improvements as man-
agement focused attention on capital allocation and shareholder returns, given their businesses’ significant cash flow generation.

Industrials represent another sector where we believe investors overlooked certain managements’ prudent capital allocation strategies within an attractive global opportunity set.6 The Fund’s industrials stock selection detracted from performance as we believe investors treated industrial concerns as economic proxies, indiscriminately selling as global growth prospects dimmed. Early cyclical professional services firms like Switzerland’s Adecco and the
Netherlands’ Randstad Holding were easy targets for increasingly pessimistic investors, in our view, as were cyclical airline stocks such as International
Consolidated Airlines Group, the parent of British Airways and Spain’s Iberia.
Share price declines even affected Fund holdings we believed would be more resilient amid cyclicality, such as global industrial conglomerates including
Germany’s Siemens, China’s Shanghai Electric Group and the Netherlands’
Koninklijke Philips Electronics. We remained favorable toward these stocks given their low valuations and leading market positions across a diverse range of product lines and geographies.

Among cyclical sectors, our financials stock selection was another significant detractor, with weakness from Asian and emerging market financial concerns like India-based lender ICICI Bank, Singapore-based banking group DBS
Group Holdings, and KB Financial Group, South Korea’s largest bank.7 While we remained cautious given the sector’s lack of political and regulatory visibil-
ity, we believe contrarian investors can find selective financials opportunities in this environment. Europe’s average bank price-to-book multiple stood at 0.6 times at year-end compared to an average of 1.5 times over the last decade.8 In our view, this valuation seems overly negative, even acknowledging that the higher capital requirements mandated under accelerated Basel III regu-
latory provisions may restrain future industry returns. Although Asian bank valuations traded at somewhat higher valuations, many Asian bank stocks

6. The industrials sector comprises aerospace and defense, air freight and logistics, industrial conglomerates, and trading companies and distributors in the SOI.
7. The financials sector comprises capital markets, commercial banks, diversified financial services, insurance, real estate management and development, and thrifts and mortgage finance in the SOI.
8. Source: MSCI, Inc.

14 | Annual Report

looked reasonable to us given the region’s higher returns on equity, stronger balance sheets and secular earnings drivers. In our assessment, select opportu-
nities also emerged for investment banks, asset managers and insurers whose valuations we believe overstated the long-term risks of systemic volatility and muted economic growth.

We found less long-term potential in the consumer staples sector, where a 30%
premium valuation to the broader market seemed unjustified given the poten-
tial margin impact of growing competitive pressures and volatile input prices.9
Our resulting underweighting detracted from relative performance during the year because in our view, risk-averse investors flocked to staples stocks for their perceived defensive characteristics. However, consumer staples stock selection helped support relative returns. For example, Dutch household goods manufacturer Unilever delivered notable absolute gains and was a leading con-
sumer staples contributor.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended December 31, 2011, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

Going forward, increasing fiscal consolidation and regulation in the developed world and a potential slowdown in emerging markets following the with-
drawal of immense stimulus may increase the likelihood of a period of below trend economic growth. The importance of strong business fundamentals may again rise to the forefront, benefiting a value philosophy that has been challenging in macro-driven markets but performed well over longer term horizons. Volatility can continue to create compelling equity opportunities for

9. The consumer staples sector comprises food products in the SOI.

Annual Report | 15

disciplined, long-term value investors. We believe investors should also focus on total return as company managers seek to enhance shareholder value in an uncertain environment, keeping in mind that dividend income has accounted for 71% of total returns for the MSCI World Index since 1970.8 International equities looked attractive to us with an average earnings yield of over 8% and dividend yield of 3.5%, compared to 10-year Treasuries, German bunds and
Japanese government bonds, which were each yielding at or below 2.0% at year-end.8, 10 We remember the words of Sir John Templeton, who advised,
“Whenever you can buy a large amount of future earnings power for a low price, you have made a good investment.”

Thank you for your continued participation in Foreign Equity Series. We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources con-
sidered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you under-
stand our investment management philosophy.

10. Sources: Bloomberg LP (U.S. Treasuries and Japanese government bonds); Deutsche Bundesbank (German bunds).

16 | Annual Report

Performance Summary as of 12/31/11

Foreign Equity Series

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses on the sale of Fund shares.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, visit ftinstitutional.com or call a Franklin Templeton Institutional
Services representative at (800) 321-8563.

Annual Report | 17

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $1,000,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

18 | Annual Report

Performance Summary (continued)

Endnotes

All investments involve risks. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated.
3. These figures represent the value of a hypothetical $1,000,000 investment in the Fund over the periods indicated.
4. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Source: © 2012 Morningstar. The MSCI AC World ex USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance of global developed and emerging markets, excluding the U.S. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance of global developed markets excluding the U.S. and Canada. The
Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

Annual Report | 19

Your Fund’s Expenses

Foreign Equity Series

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if applicable; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

20 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges, if applicable. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning differ-
ent funds. In addition, if transaction costs were included, your total costs would have been higher.
Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (Primary Shares: 0.79% and Service Shares: 0.94%), multiplied by the average account value over the period, multiplied by 184/365 for to reflect the one-half year period.

Annual Report | 21

Foreign Smaller Companies Series

Your Fund's Goal and Main Investments: Foreign Smaller Companies Series seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of smaller companies located outside the U.S., including emerging markets.

Geographic Breakdown
Foreign Smaller Companies Series
Based on Total Net Assets as of 12/31/11

Europe	36.3%
Asia	36.1%
North America	8.9%
Latin America & Caribbean	4.2%
Australia & New Zealand	3.6%
Short-Term Investments & Other Net Assets	10.9%

Performance Overview

The Fund had a -11.30% cumulative total return for the 12-month period ended December 31, 2011. The Fund performed better than the -18.21% total return of its benchmark, the MSCI All Country World Index ex USA Small Cap, which tracks global developed and emerging market small-cap equities, excluding the U.S.[1] Please note that index performance information is provided for reference and we do not attempt to track the index but rather undertake investments on the basis of fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 26.

22 | Annual Report

Investment Strategy

When choosing equity investments, we apply a bottom-up, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to our evaluation of the company’s long-term (typically five years)
earnings, asset value and cash flow potential. We also consider a company’s price/earnings ratio, profit margins, liquidation value and other factors.

Manager’s Discussion

During the fiscal year under review, several holdings detracted from the Fund’s absolute performance. Billabong International is an Australian global brand-
management company that designs, markets and distributes surf, skate and snow apparel and accessories worldwide under Billabong and many other brands. During the period, Billabong’s earnings were under pressure due to the discretionary nature of its product offerings and operational leverage. The company’s share price was negatively affected by global economic headwinds, a downward revision of the company’s 2012 earnings forecast and a strong
Australian dollar. We believe Billabong is a well-run company with a strong portfolio of global brands that holds a solid position within the action sports market, and that recent performance is more a reflection of the current economic situation than its brand portfolio’s long-term strength.

Kloeckner & Co. is a Germany-based independent steel and metal products distributor in Europe and North America. The company’s share price suffered from uncertain global economic conditions and generally declining commodity prices during the period. In our longer term view, the company could benefit from steel demand recovery and margin improvement from cost cutting and the more profitable servicing business, as well as acquisition-driven growth.

Hong Kong-based Ju Teng International Holdings, a leading manufacturer of notebook PC plastic casings, has a 31% global market share. Its clients include
Compal Electronics, Quanta Computer, ASUSTeK Computer, Wistron and
Apple. Although the company’s stock performed poorly during the period, we maintain our belief that Ju Teng has a strong competitive position in advanced casings, due largely to its increasing emphasis on notebook aesthetics as its customer base shifts from enterprise to consumer.

Annual Report | 23

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the
12 months ended December 31, 2011, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. cur-
rency exposure.

During a period when global stocks generally declined, a number of the Fund’s holdings generated strong returns. Asahi, Japan’s largest specialty bicycle retail chain, performed well due to its expansion activity and strong sales. Asahi dis-
tinguishes itself from its competitors such as general merchandise stores, home improvement stores and typical mom-and-pop bicycle shops by providing high-quality in-store services and developing private brand products that allow the company to compete on price.

Megane Top, a Japanese manufacturer and retailer of eyeglass frames, sharply raised its fiscal year 2012 earnings guidance due to strong sales growth. The company has achieved impressive operating results by selling its products directly to consumers. Megane Top’s simple pricing (all-inclusive with no addi-
tional charges) and convenience through speed processing differentiates the company from competitors. In our analysis, its business model holds the poten-
tial to drive earnings growth as the company expands its retail-store base.

Iluka Resources is a leading metals and mining firm with operations in Australia,
North America, Europe and Asia. During the period, its share price rose as the outlook for industrial mineral demand improved. In our view, the company’s new development projects in zircon could add further value, with recent exploration success in this area strengthening Iluka’s position in the zircon market.

24 | Annual Report

Thank you for your continued participation in Foreign Smaller Companies
Series. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources con-
sidered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you under-
stand our investment management philosophy.

Annual Report | 25

Performance Summary as of 12/31/11

Foreign Smaller Company Series

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses on the sale of Fund shares.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.
The investment manager and/or administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding acquired fund fees and expenses) do not exceed 0.95% (other than certain nonroutine expenses) until 4/30/12.

26 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $1,000,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any
Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvest-
ment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Endnotes

All investments involve risks. The Fund invests in foreign securities, which can involve exposure to currency volatility and political, economic and regulatory uncertainty. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The
Fund’s investments in smaller company stocks carry special risks as such stocks have historically exhibited greater price volatility than large company stocks, particularly over the short term. Additionally, smaller com-
panies often have relatively small revenues, limited product lines and small market share. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.
The Fund’s prospectus also includes a description of the main investment risks.

1. If the manager and/or administrator had not waived fees, the Fund’s total returns would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $1,000,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Source: © 2012 Morningstar. The MSCI AC World Index ex USA Small Cap is a free float-adjusted, market capitalization-weighted index that is designed to measure performance of small cap equity securities of global developed and emerging markets, excluding the U.S.

Annual Report | 27

Your Fund’s Expenses

Foreign Smaller Companies Series

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if applicable; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if appli- cable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

28 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges, if applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning differ-
ent funds. In addition, if transaction costs were included, your total costs would have been higher.
Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, of 0.95%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Annual Report | 29

Global Equity Series

Your Fund’s Goal and Main Investments: Global Equity Series seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies located anywhere in the world, including emerging markets.

This annual report for Global Equity Series (Fund) covers the fiscal year ended
December 31, 2011.

Performance Overview

For the 12 months under review, the Fund had a -6.10% total return. The
Fund performed better than the -6.86% total return of its benchmark, the
MSCI All Country (AC) World Index, which tracks stock market performance in global developed and emerging markets.1 Please note index performance information is provided for reference and we do not attempt to track an index but rather undertake investments on the basis of fundamental research. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 36.

Investment Strategy

We employ a bottom-up, value-oriented, long-term investment strategy. Our in-depth fundamental research evaluates a company’s potential to grow earn-
ings, asset value and/or cash flow. We also consider a company’s price/earnings ratio, profit margins and liquidation value.

Manager’s Discussion

Global stocks, as measured by the MSCI AC World Index, declined in 2011 amid sensitivity to the changing global economic outlook. In our opinion, investors overlooked business fundamental prospects during the period as they focused on short-term economic or political developments. Although equity markets began 2011 with positive momentum after stocks staged a strong rally in the last six months of 2010, growing concerns about economic growth rates

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 58.

30 | Annual Report

and sovereign debt led to heightened volatility. Traditionally defensive sectors and regions ultimately led market returns in 2011.

For the portfolio, allocations and stock selection among defensive and cyclical sectors delivered some of the best returns. Among defensive sectors, health care holdings outperformed the MSCI AC World Index in absolute terms.2
Our health care positions also aided relative returns, benefiting from an overweighted Fund position as well as stock-specific strength. Two major pharmaceuticals manufacturers, the U.S.’s Pfizer and France’s Sanofi, along with U.S. biotechnology firm Amgen, were among the top five absolute con-
tributors in 2011. Although we believe health care strength was partly attributable to the market’s defensive rotation, we believe pharmaceuticals industry valuations at roughly half their long-term average present the opportunity for future outperformance given the industry’s strong funda-
mentals and what we consider the long-term earnings potential of certain pharmaceutical companies.

Among cyclical sectors, the Fund’s materials holdings helped relative results, benefiting from our underweighted exposure during a period of commodity price weakness and from stock selection within the sector.3 Our underweight-
ing of what we viewed as expensive metals and mining stocks and our selective participation in the undervalued chemicals industry notably contributed to performance, although stock selection in the metals and mining industry did weigh on relative returns. With overall metals prices barely off their 100-year highs in 2011, we found what we considered to be more attractive value opportunities elsewhere. Energy stocks, for example, seemed to offer com-
pelling cyclically leveraged opportunities given valuations that we believed understated future earnings potential for select firms capable of extracting increasingly valuable carbon reserves. However, the Fund’s energy holdings lagged in 2011 as losses at Canadian oil and gas producer Talisman Energy and major Brazilian oil company Petroleo Brasileiro eclipsed gains from U.K.
and Norway integrated oil firms, Royal Dutch Shell and Statoil.4

Stock selection led a nearly even-weighted position in the traditionally cyclical consumer discretionary sector to outperform the benchmark.5 Although con-
sumer spending held up surprisingly well despite challenging economic conditions in 2011, our ability to uncover value in this diverse sector ultimately drove excess returns. The Fund’s position in South Korean auto parts manufacturer

2. The health care sector comprises biotechnology, health care providers and services, and pharmaceuticals in the SOI.
3. The materials sector comprises chemicals, construction materials, containers and packaging, and metals and mining in the SOI.
4. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI.
5. The consumer discretionary sector comprises auto components, automobiles, media, multiline retail and specialty retail in the SOI.

Annual Report | 31

Hyundai Mobis contributed to performance in this challenging sector, and we ultimately sold the position for a gain. Also in the consumer discretionary sec-
tor, U.S. media holdings Comcast and Time Warner Cable contributed to performance, buoyed by heightened demand for digital content and connec-
tivity access. Gains for retailers such as U.S. department store Macy’s and
U.S. home-improvement chain The Home Depot also contributed to per-
formance as what we believe to be astute management drove strategic restructuring initiatives that began to positively impact operating results and corporate fundamentals during the year.

Corporate restructurings were more common as companies pursued efficiencies and growth opportunities in an effort to remain competitive in an increasingly challenging and uncertain environment. We believe the information technology
(IT) sector can benefit from this trend as managers direct capital spending toward productivity-enhancing (as opposed to capacity-enhancing) investments given limited economic visibility.6 Business software developers such as Germany’s
SAP and the U.S.’s Oracle benefited from resilient corporate technology invest-
ment during the year and aided performance. U.S. computer-maker Dell and
Taiwan-based semiconductors and semiconductor equipment company Taiwan
Semiconductor Manufacturing Company also provided beneficial performance.
However, although technology spending held up in 2011, spending in the increasingly strained public sector did not. U.S. government IT contractor
Computer Sciences slashed its 2012 profit forecasts on account of “federal budget uncertainty” during the year. Unfortunately, this weakness — in addition to significant headwinds from tsunami-stricken Japanese technology firms —
ultimately offset industry strengths and resulted in considerable relative under-
performance from the sector overall.

Traditionally cyclical industrials represented a nearly even-weighted sector where stock selection hurt performance.7 We believe investors treated infra-
structure firms as economic proxies, indiscriminately selling as global growth prospects dimmed. We believe the low valuations at diversified firms like
China’s Shanghai Electric Group, an electrical equipment company, and Hong
Kong-based industrial conglomerate Hutchison Whampoa significantly under-
stated these companies’ long-term future earnings potential as they improve capital allocation to high-return prospects within a global opportunity set.

6. The information technology sector comprises communications equipment; computers and peripherals; electronic equipment, instruments and components; Internet software and services; IT services; office electronics; semiconduc-
tors and semiconductor equipment; and software in the SOI.
7. The industrials sector comprises aerospace and defense, air freight and logistics, airlines, commercial services and supplies, electrical equipment, industrial conglomerates, machinery, professional services, and trading companies and distributors in the SOI.

32 | Annual Report

Financials, another cyclical sector, represented another major detractor.8 Select financials holdings operating in weak emerging markets declined, such as
India-based lender ICICI Bank and KB Financial Group, South Korea’s largest bank. This drag on performance offset the benefit of our underweighting in the troubled European banks industry. Although we remained cautious given the sector’s lack of political and regulatory visibility, we believe contrarian investors can find selective financials opportunities in this environment. Europe’s average bank price-to-book multiple stood at 0.6 times at year-end compared to an average of 1.5 times over the last decade.9 This valuation seems overly negative to us, even acknowledging that the higher capital requirements man-
dated under accelerated Basel III regulatory provisions may restrain future industry returns. Although Asian bank valuations traded at somewhat higher valuations, many Asian bank stocks looked reasonable to us given the region’s higher returns on equity, stronger balance sheets and secular earnings drivers.

We found less long-term potential in the consumer staples sector, where a
30% premium valuation to the broader market seemed unjustified given the potential margin impact of growing competitive pressures and volatile input prices.10 Our resulting underweighting detracted from relative performance during the year because in our view, risk-averse investors flocked to staples stocks for their perceived defensive characteristics. We found compelling opportunities in telecommunication services, where robust dividend yields and diverse global growth opportunities were available at what we believed were low valuations.11 Although the Fund’s overweighted position con-
tributed to performance, Fund holding U.S. wireless carrier Sprint Nextel declined mainly due to growing liquidity concerns. We believed Sprint’s cash flow issues were largely a function of better-than-expected growth, and though increased capital expenditures may constrain the firm’s liquidity in the near term, we believe they represent a critical investment in the firm’s long-
term competitive prospects.

From a regional perspective, stock selection led the Fund’s European holdings to enhance relative performance, which more than offset an overweighted allocation to the weak Asian and emerging market regions. Despite concerns surrounding Europe, emerging markets represented the worst-performing equity region in 2011 as investor capital retreated to traditional safe-haven

8. The financials sector comprises capital markets, commercial banks, consumer finance, diversified financial services, insurance, real estate management and development, and thrifts and mortgage finance in the SOI.
9 .Source: MSCI, Inc.
10. The consumer staples sector comprises food and staples retailing, food products and household products in the SOI.
11. The telecommunications sector comprises diversified telecommunication services and wireless telecommunication services in the SOI.

Annual Report | 33

markets. This trend supported bellwether U.S. stocks, although an under-
weighting to North America and stock-specific weakness resulted in Fund underperformance in the region.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weak-
ens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the 12 months ended December 31, 2011, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio's substantial investment in securities with non-U.S.
currency exposure.

At year-end, we believe increasing fiscal consolidation and regulation in the developed world and a potential slowdown in emerging markets following the withdrawal of immense stimulus may increase the likelihood of a period of below trend economic growth. The importance of strong business fundamen-
tals may again rise to the forefront, benefiting a value philosophy that has been challenging in macro-driven markets but performed well over longer term horizons. Volatility can continue to create compelling equity opportuni-
ties for disciplined, long-term value investors. We believe investors should also focus on total return as company managers seek to enhance shareholder value in an uncertain environment, keeping in mind that dividend income has accounted for 71% of total returns for the MSCI World Index since 1970.9
International equities looked attractive to us with an average earnings yield of over 8% and dividend yield of 3.5%, compared to 10-year Treasuries, German bunds and Japanese government bonds, which were each yielding at or below
2.0% at year-end.9, 12 We remember the words of Sir John Templeton, who advised, “Whenever you can buy a large amount of future earnings power for a low price, you have made a good investment.”

12. Sources: Bloomberg LP (U.S. Treasuries and Japanese government bonds); Deutsche Bundesbank (German bunds).

34 | Annual Report

Thank you for your continued participation in Global Equity Series. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources con-
sidered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you under-
stand our investment management philosophy.

Annual Report | 35

Performance Summary as of 12/31/11

Global Equity Series

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses on the sale of Fund shares.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from fig-ures shown. For most recent month-end performance, visit ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563.

The investment manager and/or administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding acquired fund fees and expenses) do not exceed 0.81% (other than certain nonroutine expenses) until 4/30/12.

36 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $1,000,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Endnotes

All investments involve risks. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to these markets’ smaller size and lesser liquidity. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The
Fund’s prospectus also includes a description of the main investment risks.

1. If the manager and/or administrator had not waived fees, the Fund’s total returns would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $1,000,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Source: © 2012 Morningstar. The MSCI AC World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance of global developed and emerging markets.

Annual Report | 37

Your Fund’s Expenses

Global Equity Series

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if applicable; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if appli- cable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

38 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges, if applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Annual Report | 39

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eBenefit of expense reduction rounds to less than 0.01%.

40 | The accompanying notes are an integral part of these financial statements. | Annual Report

Templeton Institutional Funds

Statement of Investments, December 31, 2011

Emerging Markets Series	Industry	Shares	Value
Common Stocks 93.5%			
Australia 1.3%			
BHP Billiton Ltd.	Metals & Mining	103,107	$ 3,630,746
Brazil 16.6%			
Companhia de Bebidas das Americas (AmBev)	Beverages	830,927	24,349,836
Itau Unibanco Holding SA, ADR	Commercial Banks	510,451	9,473,970
Souza Cruz SA	Tobacco	913,667	11,234,495
			45,058,301
Chile 2.8%			
Antofagasta PLC	Metals & Mining	407,069	7,698,008
China 9.9%			
Anhui Conch Cement Co. Ltd., H	Construction Materials	887,000	2,632,471
CNOOC Ltd.	Oil, Gas & Consumable Fuels	4,351,000	7,630,188
[a]Great Wall Motor Co. Ltd., H	Automobiles	1,237,859	1,807,396
Guangzhou Automobile Group Co. Ltd., H	Automobiles	444,141	370,566
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	6,134,000	7,653,086
Tencent Holdings Ltd.	Internet Software & Services	66,400	1,333,711
[a]Uni-President China Holdings Ltd.	Food Products	487,794	292,051
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	294,300	3,220,908
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	990,000	2,113,434
			27,053,811
Hong Kong 3.9%			
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	416,619	3,887,055
Giordano International Ltd.	Specialty Retail	230,000	166,431
I.T Ltd.	Specialty Retail	1,678,000	924,708
Luk Fook Holdings (International) Ltd.	Specialty Retail	481,000	1,678,354
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	890,000	1,443,875
VTech Holdings Ltd.	Communications Equipment	239,900	2,406,228
			10,506,651
India 9.6%			
Grasim Industries Ltd.	Construction Materials	16,319	772,178
Infosys Ltd.	IT Services	82,383	4,296,767
National Aluminium Co. Ltd.	Metals & Mining	827,889	790,957
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	703,652	3,410,419
Tata Chemicals Ltd.	Chemicals	338,409	1,987,431
Tata Consultancy Services Ltd.	IT Services	681,552	14,928,837
			26,186,589
Indonesia 12.0%			
PT Astra International Tbk	Automobiles	2,307,500	18,831,541
PT Bank Central Asia Tbk	Commercial Banks	9,596,272	8,466,521
PT Bank Rakyat Indonesia (Persero) Tbk	Commercial Banks	7,312,500	5,443,548
			32,741,610
Malaysia 0.1%			
Genting Bhd.	Hotels, Restaurants & Leisure	87,200	302,587

Annual Report | 41

Templeton Institutional Funds

Statement of Investments, December 31, 2011 *(continued)*

Emerging Markets Series	Industry	Shares	Value
Common Stocks (continued)			
Mexico 1.7%			
America Movil SAB de CV, L, ADR	Wireless Telecommunication Services	120,756	$ 2,729,086
Kimberly Clark de Mexico SAB de CV, A	Household Products	364,927	1,984,848
			4,713,934
Nigeria 0.1%			
Nigerian Breweries PLC	Beverages	612,644	356,375
Qatar 0.1%			
Industries Qatar	Industrial Conglomerates	6,282	229,446
Russia 15.6%			
Gazprom, ADR	Oil, Gas & Consumable Fuels	594,100	6,336,077
[b]LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	135,920	7,230,944
Mining and Metallurgical Co. Norilsk Nickel, ADR	Metals & Mining	306,966	4,705,789
Sberbank RF	Commercial Banks	2,940,080	7,199,562
TNK-BP	Oil, Gas & Consumable Fuels	4,538,455	11,694,230
[c]Uralkali OJSC, GDR, Reg S	Chemicals	147,694	5,314,769
			42,481,371
Singapore 2.6%			
Keppel Corp. Ltd.	Industrial Conglomerates	520,982	3,735,358
SembCorp Marine Ltd.	Machinery	1,115,260	3,284,475
			7,019,833
South Africa 2.3%			
Exxaro Resources Ltd.	Metals & Mining	49,100	1,020,298
Remgro Ltd.	Diversified Financial Services	225,851	3,313,722
Tiger Brands Ltd.	Food Products	61,595	1,911,382
			6,245,402
South Korea 1.0%			
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	21,050	2,578,478
Taiwan 3.9%			
President Chain Store Corp.	Food & Staples Retailing	1,933,571	10,534,562
Thailand 6.0%			
Kasikornbank PCL, fgn.	Commercial Banks	1,613,648	6,364,618
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	877,000	4,681,594
PTT PCL, fgn.	Oil, Gas & Consumable Fuels	447,700	4,510,331
Supalai PCL, fgn.	Real Estate Management & Development	1,958,300	887,175
			16,443,718
Turkey 1.7%			
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	220,301	4,674,822
United Arab Emirates 0.7%			
Emaar Properties PJSC	Real Estate Management & Development	2,554,533	1,787,335

42 | Annual Report

See Abbreviations on page 82.

aA portion or all of the security is on loan at December 31, 2011. See Note 1(c).

bAt December 31, 2011, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At December 31, 2011, the value of this security was $5,314,769, representing 1.95% of net assets.
dSee Note 1(c) regarding securities on loan.
eThe rate shown is the annualized seven-day yield at period end.

Annual Report | The accompanying notes are an integral part of these financial statements. | 43

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eBenefit of expense reduction rounds to less than 0.01%.
fExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

44 | The accompanying notes are an integral part of these financial statements. | Annual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eBenefit of expense reduction rounds to less than 0.01%.
fExcludes the value of portfolio securities delivered as a result of a redemption in-kind.

Annual Report | The accompanying notes are an integral part of these financial statements. | 45

Templeton Institutional Funds

Statement of Investments, December 31, 2011

Foreign Equity Series	Industry	Shares	Value
Common Stocks 94.9%			
Austria 0.6%			
Telekom Austria AG	Diversified Telecommunication Services	2,898,920	$ 34,661,643
Brazil 1.0%			
Embraer SA, ADR	Aerospace & Defense	2,096,500	52,873,730
Vale SA, ADR	Metals & Mining	19,130	410,338
			53,284,068
Canada 1.9%			
Husky Energy Inc.	Oil, Gas & Consumable Fuels	1,487,430	35,830,257
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	5,475,030	69,730,549
			105,560,806
China 5.7%			
China Life Insurance Co. Ltd., H	Insurance	19,832,000	49,078,237
China Mobile Ltd.	Wireless Telecommunication Services	7,403,940	72,355,863
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	155,688,040	88,602,624
Citic Pacific Ltd.	Industrial Conglomerates	21,456,971	38,678,134
Shanghai Electric Group Co. Ltd.	Electrical Equipment	130,840,463	60,310,671
			309,025,529
Denmark 0.2%			
[a] Danske Bank AS	Commercial Banks	21,140	268,534
[a] Vestas Wind Systems AS	Electrical Equipment	1,197,033	12,923,095
			13,191,629
France 9.2%			
Alstom SA	Electrical Equipment	919,690	27,890,012
AXA SA	Insurance	3,408,830	44,319,029
BNP Paribas SA	Commercial Banks	7,900	310,328
Compagnie Generale des Etablissements Michelin, B	Auto Components	1,135,909	67,151,706
Credit Agricole SA	Commercial Banks	34,405	194,153
France Telecom SA	Diversified Telecommunication Services	4,567,265	71,734,974
GDF Suez	Multi-Utilities	1,164,360	31,828,498
Sanofi	Pharmaceuticals	1,717,079	126,122,072
Sanofi, ADR	Pharmaceuticals	7,213	263,563
Total SA, B	Oil, Gas & Consumable Fuels	1,756,123	89,781,525
Vivendi SA	Diversified Telecommunication Services	1,872,459	41,006,021
			500,601,881
Germany 10.2%			
Celesio AG	Health Care Providers & Services	2,599,085	41,235,859
Deutsche Lufthansa AG	Airlines	17,780	210,566
Deutsche Post AG	Air Freight & Logistics	4,243,127	65,573,039
E.ON AG	Electric Utilities	2,583,130	55,265,496
E.ON AG, ADR	Electric Utilities	21,400	457,746
HeidelbergCement AG	Construction Materials	3,840	163,541

46 | Annual Report

Templeton Institutional Funds

Statement of Investments, December 31, 2011 *(continued)*

Foreign Equity Series	Industry	Shares	Value
Common Stocks (continued)			
Germany (continued)			
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	10,804,254	$ 81,106,887
Merck KGaA	Pharmaceuticals	740,189	73,870,559
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	392,903	48,104,299
Rhoen-Klinikum AG	Health Care Providers & Services	11,516	219,404
SAP AG	Software	1,684,091	89,194,101
Siemens AG	Industrial Conglomerates	999,450	95,510,787
			550,912,284
Hong Kong 3.5%			
AIA Group Ltd.	Insurance	21,748,310	67,905,714
Cheung Kong (Holdings) Ltd.	Real Estate Management & Development	2,813,540	33,527,300
Cheung Kong (Holdings) Ltd., ADR	Real Estate Management & Development	62,195	735,767
Hutchison Whampoa Ltd.	Industrial Conglomerates	4,405,520	37,040,720
Hutchison Whampoa Ltd., ADR	Industrial Conglomerates	12,487	207,034
Swire Pacific Ltd., A	Real Estate Management & Development	3,991,310	48,204,475
			187,621,010
India 2.5%			
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	6,656,734	81,547,032
ICICI Bank Ltd.	Commercial Banks	4,044,893	52,233,024
			133,780,056
Ireland 0.8%			
CRH PLC	Construction Materials	28,070	558,044
CRH PLC (London Stock Exchange)	Construction Materials	2,274,530	45,291,952
			45,849,996
Italy 2.1%			
Autogrill SpA	Hotels, Restaurants & Leisure	21,858	213,313
Eni SpA	Oil, Gas & Consumable Fuels	3,007,718	62,325,160
Intesa Sanpaolo SpA	Commercial Banks	18,754,067	31,409,765
UniCredit SpA	Commercial Banks	2,184,485	18,151,772
			112,100,010
Japan 3.0%			
FUJIFILM Holdings Corp.	Electronic Equipment, Instruments & Components	60	1,421
Itochu Corp.	Trading Companies & Distributors	5,830,700	59,242,609
Konica Minolta Holdings Ltd.	Office Electronics	31,500	234,925
Mitsubishi UFJ Financial Group Inc.	Commercial Banks	9,759,470	41,464,909
Nintendo Co. Ltd.	Software	179,030	24,656,896
Nissan Motor Co. Ltd.	Automobiles	37,800	339,864
Nomura Holdings Inc.	Capital Markets	49,300	149,248
Sony Corp.	Household Durables	6,400	114,920
Toyota Motor Corp.	Automobiles	1,141,420	38,039,918
Trend Micro Inc.	Software	13,500	403,605
USS Co. Ltd.	Specialty Retail	6,670	603,173
			165,251,488

Annual Report | 47

Templeton Institutional Funds

Statement of Investments, December 31, 2011 *(continued)*

Foreign Equity Series	Industry	Shares	Value
Common Stocks (continued)			
Netherlands 6.9%			
Akzo Nobel NV	Chemicals	987,737	$ 47,762,070
[a]ING Groep NV	Diversified Financial Services	8,951,550	64,418,111
[a]ING Groep NV, ADR	Diversified Financial Services	25,485	182,727
Koninklijke Philips Electronics NV	Industrial Conglomerates	3,864,255	81,424,506
Koninklijke Philips Electronics NV, N.Y. shs.	Industrial Conglomerates	12,635	264,703
Randstad Holding NV	Professional Services	1,073,751	31,769,821
Reed Elsevier NV	Media	33,610	391,817
SBM Offshore NV	Energy Equipment & Services	2,940,396	60,587,613
Unilever NV	Food Products	2,563,226	88,148,192
			374,949,560
Norway 4.1%			
Statoil ASA	Oil, Gas & Consumable Fuels	4,230,590	108,582,774
Telenor ASA	Diversified Telecommunication Services	6,895,598	113,107,800
			221,690,574
Portugal 0.7%			
Portugal Telecom SGPS SA	Diversified Telecommunication Services	6,933,153	39,932,431
Singapore 3.3%			
DBS Group Holdings Ltd.	Commercial Banks	11,248,367	99,900,692
DBS Group Holdings Ltd., ADR	Commercial Banks	7,775	275,391
[a]Flextronics International Ltd.	Electronic Equipment, Instruments & Components	42,170	238,682
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	32,759,360	78,040,569
			178,455,334
South Africa 0.0%[†]			
Sasol, ADR	Oil, Gas & Consumable Fuels	8,950	424,230
South Korea 5.6%			
KB Financial Group Inc.	Commercial Banks	1,074,895	33,658,562
KB Financial Group Inc., ADR	Commercial Banks	267,823	8,393,573
LG Electronics Inc.	Household Durables	1,067,773	68,529,059
POSCO	Metals & Mining	131,106	42,976,304
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	167,858	153,197,122
			306,754,620
Spain 4.3%			
Banco Santander SA	Commercial Banks	5,607,596	42,603,941
Repsol YPF SA	Oil, Gas & Consumable Fuels	2,768,747	85,056,491
Telefonica SA	Diversified Telecommunication Services	6,033,081	104,518,335
Telefonica SA, ADR	Diversified Telecommunication Services	28,206	484,861
			232,663,628

48 | Annual Report

Templeton Institutional Funds

Statement of Investments, December 31, 2011 *(continued)*

Foreign Equity Series	Industry	Shares	Value
Common Stocks (continued)			
Sweden 1.3%			
Telefonaktiebolaget LM Ericsson, B	Communications Equipment	6,752,270	$ 69,085,464
Switzerland 8.2%			
Adecco SA	Professional Services	1,403,661	58,862,962
Credit Suisse Group AG	Capital Markets	1,603,360	37,711,041
Lonza Group AG	Life Sciences Tools & Services	5,160	305,195
Nestle SA	Food Products	1,647,676	94,820,167
Nestle SA, ADR	Food Products	5,605	323,465
Novartis AG	Pharmaceuticals	965,744	55,267,707
Novartis AG, ADR	Pharmaceuticals	12,890	736,921
Roche Holding AG	Pharmaceuticals	469,410	79,639,870
[a]Swiss Re Ltd.	Insurance	1,656,725	84,517,958
[a]UBS AG (CHF Traded)	Capital Markets	12,179	145,107
[a]UBS AG (USD Traded)	Capital Markets	2,582,534	30,551,377
			442,881,770
Taiwan 2.6%			
[b]Compal Electronics Inc., GDR, 144A	Computers & Peripherals	4,647,747	23,173,512
[c]Compal Electronics Inc., GDR, Reg S	Computers & Peripherals	1,210,107	6,033,593
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	44,148,492	110,498,785
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductors & Semiconductor Equipment	49,406	637,831
			140,343,721
Turkey 0.0%[†]			
[a]Turkcell Iletisim Hizmetleri AS, ADR	Wireless Telecommunication Services	19,860	233,554
United Kingdom 16.3%			
Aviva PLC	Insurance	9,211,259	42,993,699
BAE Systems PLC	Aerospace & Defense	14,922,911	66,013,821
BP PLC	Oil, Gas & Consumable Fuels	10,012,179	71,559,841
BP PLC, ADR	Oil, Gas & Consumable Fuels	11,250	480,825
G4S PLC	Commercial Services & Supplies	94,210	396,925
GlaxoSmithKline PLC	Pharmaceuticals	5,661,752	129,383,429
Hays PLC	Professional Services	211,570	211,386
HSBC Holdings PLC (GBP Traded)	Commercial Banks	46,864	357,479
HSBC Holdings PLC (HKD Traded)	Commercial Banks	7,588,101	57,644,009
[a]International Consolidated Airlines Group SA	Airlines	15,021,450	34,461,461
Kingfisher PLC	Specialty Retail	13,288,411	51,734,719
Marks & Spencer Group PLC	Multiline Retail	9,231,370	44,514,260
Pearson PLC	Media	1,171,825	22,014,558
Persimmon PLC	Household Durables	34,642	252,654
Rexam PLC	Containers & Packaging	108,920	595,852
[a,d]Rolls-Royce Group PLC, C	Aerospace & Defense	483,001,104	750,221
Rolls-Royce Holdings PLC	Aerospace & Defense	7,000,016	81,138,078
Royal Dutch Shell PLC, A, ADR	Oil, Gas & Consumable Fuels	7,120	520,401
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	13,747	523,938
Royal Dutch Shell PLC, B, ADR	Oil, Gas & Consumable Fuels	1,586,822	120,614,340
Standard Chartered PLC	Commercial Banks	2,313,388	50,638,153

Annual Report | 49

See Abbreviations on page 82.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At December 31,
2011, the value of this security was $23,173,512, representing 0.43% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At December 31, 2011, the value of this security was $6,033,593, representing 0.11% of net assets.
dSee Note 10 regarding restricted securities.
eSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

50 | The accompanying notes are an integral part of these financial statements. | Annual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 51

Templeton Institutional Funds

Statement of Investments, December 31, 2011

Foreign Smaller Companies Series	Industry	Shares	Value
Common Stocks 89.1%			
Australia 3.6%			
Billabong International Ltd.	Textiles, Apparel & Luxury Goods	551,746	$ 999,101
[a]Downer EDI Ltd.	Commercial Services & Supplies	768,052	2,514,418
Emeco Holdings Ltd.	Trading Companies & Distributors	2,637,663	2,604,015
Iluka Resources Ltd.	Metals & Mining	221,329	3,509,675
Pacific Brands Ltd.	Distributors	3,460,206	1,946,980
			11,574,189
Austria 0.4%			
Wienerberger AG	Building Products	155,190	1,399,810
Bahamas 1.9%			
[a]Steiner Leisure Ltd.	Diversified Consumer Services	130,460	5,921,579
Belgium 1.1%			
Barco NV	Electronic Equipment, Instruments & Components	66,520	3,337,113
Bermuda 1.6%			
Axis Capital Holdings Ltd.	Insurance	162,350	5,188,706
Brazil 1.6%			
Companhia de Saneamento de Minas Gerais	Water Utilities	208,000	3,728,639
Lojas Renner SA	Multiline Retail	46,200	1,200,377
			4,929,016
Canada 7.3%			
[a]ATS Automation Tooling Systems Inc.	Machinery	360,600	2,282,167
Canaccord Financial Inc.	Capital Markets	147,038	1,125,346
Dorel Industries Inc., B	Household Durables	159,400	3,996,144
Enerflex Ltd.	Energy Equipment & Services	92,100	1,198,299
Genworth MI Canada Inc.	Thrifts & Mortgage Finance	162,300	3,264,632
HudBay Minerals Inc.	Metals & Mining	380,560	3,786,369
Mullen Group Ltd.	Energy Equipment & Services	157,700	3,040,578
North West Company Inc.	Food & Staples Retailing	124,050	2,452,639
Toromont Industries Ltd.	Machinery	92,100	1,926,676
			23,072,850
Cayman Islands 0.7%			
Stella International Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,014,062	2,203,972
China 3.1%			
AAC Technologies Holdings Inc.	Communications Equipment	1,288,000	2,902,171
Anhui Expressway Co. Ltd., H	Transportation Infrastructure	4,004,000	2,319,934
Ju Teng International Holdings Ltd.	Electronic Equipment, Instruments & Components	5,842,000	669,454
Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	6,844,000	2,890,366
Sinotrans Ltd., H	Air Freight & Logistics	5,668,658	1,014,528
			9,796,453
Denmark 0.1%			
[a]Vestas Wind Systems AS	Electrical Equipment	26,620	287,388

52 | Annual Report

Templeton Institutional Funds

Statement of Investments, December 31, 2011 *(continued)*

Foreign Smaller Companies Series	Industry	Shares	Value
Common Stocks (continued)			
Finland 3.5%			
Amer Sports OYJ	Leisure Equipment & Products	475,592	$ 5,540,029
Huhtamaki OYJ	Containers & Packaging	470,640	5,579,808
			11,119,837
Germany 3.6%			
Celesio AG	Health Care Providers & Services	47,160	748,218
[a]Jenoptik AG	Electronic Equipment, Instruments & Components	238,310	1,399,722
Kloeckner & Co. SE	Trading Companies & Distributors	309,855	3,996,016
Rational AG	Machinery	11,330	2,469,723
Rhoen-Klinikum AG	Health Care Providers & Services	150,774	2,872,561
			11,486,240
Greece 0.9%			
Hellenic Exchanges SA Holding Clearing Settlement and Registry	Diversified Financial Services	187,490	701,312
Jumbo SA	Specialty Retail	414,460	2,038,455
			2,739,767
Hong Kong 5.2%			
Dah Sing Financial Group	Commercial Banks	332,213	994,509
Hopewell Holdings Ltd.	Real Estate Management & Development	346,000	884,758
Techtronic Industries Co. Ltd.	Household Durables	5,343,500	5,497,201
Texwinca Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,333,000	2,589,352
VTech Holdings Ltd.	Communications Equipment	492,600	4,940,841
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	496,000	1,567,842
			16,474,503
India 0.2%			
HCL Infosystems Ltd.	IT Services	969,772	717,062
Italy 0.5%			
Azimut Holding SpA	Capital Markets	194,283	1,557,798
Japan 13.3%			
Asahi Co. Ltd.	Specialty Retail	281,400	6,025,430
Asics Corp.	Textiles, Apparel & Luxury Goods	497,100	5,606,221
Descente Ltd.	Textiles, Apparel & Luxury Goods	298,625	1,575,284
en-japan Inc.	Professional Services	1,605	1,626,584
Keihin Corp.	Auto Components	94,400	1,565,054
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	124,500	6,551,355
Megane TOP Co. Ltd.	Specialty Retail	416,251	4,791,767
MEITEC Corp.	Professional Services	187,000	3,608,069
Nissan Shatai Co. Ltd.	Auto Components	107,600	1,045,732
Nissin Kogyo Co. Ltd.	Auto Components	106,930	1,536,602
Shinko Plantech Co. Ltd.	Energy Equipment & Services	309,600	2,502,062
Sumitomo Rubber Industries Ltd.	Auto Components	197,800	2,374,679
Tokai Rika Co. Ltd.	Auto Components	40,400	618,874
USS Co. Ltd.	Specialty Retail	29,029	2,625,113
			42,052,826

Annual Report | 53

Templeton Institutional Funds

Statement of Investments, December 31, 2011 *(continued)*

Foreign Smaller Companies Series	Industry	Shares	Value
Common Stocks (continued)			
Netherlands 6.5%			
Aalberts Industries NV	Machinery	289,698	$ 4,866,931
Accell Group NV	Leisure Equipment & Products	148,296	2,706,347
Arcadis NV	Construction & Engineering	176,130	2,758,377
Imtech NV	Construction & Engineering	154,550	4,003,682
Mediq NV	Health Care Providers & Services	236,386	3,599,554
SBM Offshore NV	Energy Equipment & Services	47,359	975,844
TKH Group NV	Communications Equipment	3,055	67,022
USG People NV	Professional Services	203,352	1,687,102
			20,664,859
Norway 2.8%			
Schibsted ASA	Media	191,738	4,773,693
Tomra Systems ASA	Commercial Services & Supplies	617,690	4,141,585
			8,915,278
Philippines 0.4%			
Metropolitan Bank & Trust Co.	Commercial Banks	879,279	1,362,842
Russia 0.2%			
[a,b]X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	24,688	563,257
Singapore 0.9%			
Cerebos Pacific Ltd.	Food Products	231,358	884,693
[a]Flextronics International Ltd.	Electronic Equipment, Instruments & Components	368,900	2,087,974
			2,972,667
South Korea 7.1%			
Binggrae Co. Ltd.	Food Products	73,618	3,784,889
BS Financial Group Inc.	Diversified Financial Services	284,960	2,716,246
DGB Financial Group Inc.	Commercial Banks	246,760	2,745,917
Halla Climate Control Corp.	Auto Components	144,950	2,725,823
KIWOOM Securities Co. Ltd.	Capital Markets	42,936	2,025,964
Mirae Asset Securities Co. Ltd.	Capital Markets	48,300	1,314,527
S1 Corp.	Commercial Services & Supplies	31,970	1,596,776
Sindoh Co. Ltd.	Office Electronics	24,080	1,028,217
Youngone Corp.	Textiles, Apparel & Luxury Goods	145,608	3,485,548
Youngone Holdings Co. Ltd.	Textiles, Apparel & Luxury Goods	23,942	1,160,699
			22,584,606
Spain 2.6%			
Antena 3 de Television SA	Media	187,826	1,130,430
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	7,273	3,624,176
Tecnicas Reunidas SA	Energy Equipment & Services	99,360	3,570,624
			8,325,230
Sweden 0.7%			
[a,c]D. Carnegie & Co. AB	Capital Markets	148,750	—
Duni AB	Household Durables	261,620	2,053,189
			2,053,189

54 | Annual Report

Templeton Institutional Funds

Statement of Investments, December 31, 2011 *(continued)*

Foreign Smaller Companies Series	Industry	Shares	Value
Common Stocks (continued)			
Switzerland 2.5%			
[a]Basilea Pharmaceutica AG	Biotechnology	19,500	$ 741,887
Forbo Holding AG	Household Durables	3,430	1,802,089
[a]Panalpina Welttransport Holding AG	Air Freight & Logistics	31,550	3,234,518
Verwaltungs-und Privat-Bank AG	Capital Markets	15,413	1,363,328
Vontobel Holding AG	Capital Markets	39,590	886,013
			8,027,835
Taiwan 3.1%			
D-Link Corp.	Communications Equipment	2,094,000	1,413,977
Giant Manufacturing Co. Ltd.	Leisure Equipment & Products	842,482	3,254,760
Simplo Technology Co. Ltd.	Computers & Peripherals	736,471	4,304,288
[a]Ta Chong Bank Ltd.	Commercial Banks	4,330,036	1,009,412
			9,982,437
Thailand 2.8%			
Bank of Ayudhya PCL, fgn.	Commercial Banks	2,801,200	1,970,114
Glow Energy PCL, fgn.	Independent Power Producers & Energy Traders	1,418,173	2,560,933
L.P.N. Development PCL, fgn.	Real Estate Management & Development	7,390,300	2,996,859
Pruksa Real Estate PCL, fgn.	Real Estate Management & Development	3,338,900	1,227,031
			8,754,937
Turkey 0.4%			
Aygaz AS	Gas Utilities	293,532	1,376,564
United Kingdom 10.5%			
Bellway PLC	Household Durables	186,350	2,061,594
Berendsen PLC	Commercial Services & Supplies	540,360	3,645,561
Bodycote PLC	Machinery	662,497	2,713,535
Bovis Homes Group PLC	Household Durables	274,210	1,868,922
Burberry Group PLC	Textiles, Apparel & Luxury Goods	61,510	1,132,631
Dignity PLC	Diversified Consumer Services	372,537	4,737,640
GAME Group PLC	Specialty Retail	790,238	93,592
Greggs PLC	Food Products	682,420	5,368,742
Kingfisher PLC	Specialty Retail	657,050	2,558,041
Laird PLC	Electronic Equipment, Instruments & Components	1,582,580	3,775,707
UBM PLC	Media	497,580	3,684,639
[a]Vectura Group PLC	Pharmaceuticals	1,964,812	1,709,033
			33,349,637
Total Common Stocks (Cost $272,058,205)			282,792,447

Annual Report | 55

See Abbreviations on page 82.

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days.
dThe security is traded on a discount basis with no stated coupon rate.

56 | The accompanying notes are an integral part of these financial statements. | Annual Report

aFor the period March 31, 2008 (commencement of operations) to December 31, 2008.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 57

Templeton Institutional Funds

Statement of Investments, December 31, 2011

Global Equity Series	Industry	Shares	Value
Common Stocks 96.8%			
Australia 0.9%			
Bluescope Steel Ltd.	Metals & Mining	6,957,943	$ 2,882,921
[a] Qantas Airways Ltd.	Airlines	198,618	296,666
			3,179,587
Bermuda 0.7%			
PartnerRe Ltd.	Insurance	41,070	2,637,105
Brazil 1.2%			
Centrais Eletricas Brasileiras SA	Electric Utilities	227,740	2,180,593
Itau Unibanco Holding SA, ADR	Commercial Banks	56,230	1,043,629
Vale SA, ADR	Metals & Mining	56,580	1,213,641
			4,437,863
Canada 1.1%			
Husky Energy Inc.	Oil, Gas & Consumable Fuels	27,000	650,395
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	258,420	3,291,264
			3,941,659
China 5.7%			
China Coal Energy Co., H	Oil, Gas & Consumable Fuels	2,462,820	2,657,332
China Life Insurance Co. Ltd., H	Insurance	372,000	920,588
China Mobile Ltd.	Wireless Telecommunication Services	305,000	2,980,648
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	602,790	2,619,442
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	9,244,000	5,260,794
Citic Pacific Ltd.	Industrial Conglomerates	2,606,360	4,698,200
Shanghai Electric Group Co. Ltd.	Electrical Equipment	3,998,000	1,842,871
			20,979,875
France 4.5%			
Alstom SA	Electrical Equipment	15,330	464,889
AXA SA	Insurance	81,365	1,057,846
Carrefour SA	Food & Staples Retailing	16,030	365,469
Compagnie Generale des Etablissements Michelin, B	Auto Components	34,438	2,035,877
France Telecom SA	Diversified Telecommunication Services	46,290	727,046
Ipsen SA	Pharmaceuticals	4,300	134,963
Sanofi	Pharmaceuticals	120,050	8,817,856
Thales SA	Aerospace & Defense	19,420	613,301
Total SA, B	Oil, Gas & Consumable Fuels	50,780	2,596,120
			16,813,367
Germany 2.1%			
Bayer AG	Pharmaceuticals	8,490	540,639
Deutsche Lufthansa AG	Airlines	207,660	2,459,285
E.ON AG	Electric Utilities	24,150	516,684
HeidelbergCement AG	Construction Materials	23,970	1,020,857
Merck KGaA	Pharmaceuticals	7,540	752,489
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	7,330	897,434
Siemens AG	Industrial Conglomerates	17,220	1,645,601
			7,832,989

58 | Annual Report

Templeton Institutional Funds

Statement of Investments, December 31, 2011 *(continued)*

Global Equity Series	Industry	Shares	Value
Common Stocks (continued)			
Hong Kong 3.8%			
AIA Group Ltd.	Insurance	2,054,800	$ 6,415,793
Cheung Kong (Holdings) Ltd.	Real Estate Management & Development	226,000	2,693,109
Hutchison Whampoa Ltd.	Industrial Conglomerates	553,000	4,649,512
Swire Pacific Ltd., A	Real Estate Management & Development	43,500	525,365
			14,283,779
India 0.8%			
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	44,022	539,283
ICICI Bank Ltd.	Commercial Banks	120,551	1,556,715
ICICI Bank Ltd., ADR	Commercial Banks	35,040	926,107
			3,022,105
Ireland 1.0%			
CRH PLC	Construction Materials	104,460	2,076,712
[a] Elan Corp. PLC, ADR	Pharmaceuticals	105,880	1,454,791
			3,531,503
Italy 1.4%			
Eni SpA	Oil, Gas & Consumable Fuels	171,929	3,562,668
Intesa Sanpaolo SpA	Commercial Banks	956,330	1,601,685
			5,164,353
Japan 5.6%			
Itochu Corp.	Trading Companies & Distributors	339,000	3,444,397
Konica Minolta Holdings Ltd.	Office Electronics	244,000	1,819,736
Nintendo Co. Ltd.	Software	4,700	647,307
Nissan Motor Co. Ltd.	Automobiles	292,200	2,627,199
NKSJ Holdings Inc.	Insurance	125,750	2,467,128
Nomura Holdings Inc.	Capital Markets	754,100	2,282,925
Ricoh Co. Ltd.	Office Electronics	120,000	1,046,190
Toyota Motor Corp.	Automobiles	69,700	2,322,881
Trend Micro Inc.	Software	138,990	4,155,343
			20,813,106
Netherlands 3.2%			
Akzo Nobel NV	Chemicals	68,540	3,314,255
[a] ING Groep NV	Diversified Financial Services	100,720	724,812
[a] ING Groep NV, ADR	Diversified Financial Services	56,090	402,165
Koninklijke Philips Electronics NV	Industrial Conglomerates	147,010	3,097,678
Randstad Holding NV	Professional Services	76,530	2,264,346
[a] TomTom NV	Household Durables	496,610	1,961,711
			11,764,967
Norway 1.0%			
Statoil ASA	Oil, Gas & Consumable Fuels	97,730	2,508,348
Telenor ASA	Diversified Telecommunication Services	69,560	1,140,986
			3,649,334

Annual Report | 59

Templeton Institutional Funds

Statement of Investments, December 31, 2011 *(continued)*

Global Equity Series	Industry	Shares	Value
Common Stocks (continued)			
Philippines 0.5%			
Ayala Corp.	Diversified Financial Services	244,416	$ 1,733,882
Russia 0.4%			
Gazprom, ADR	Oil, Gas & Consumable Fuels	154,860	1,654,060
Singapore 3.1%			
DBS Group Holdings Ltd.	Commercial Banks	379,500	3,370,473
[a] Flextronics International Ltd.	Electronic Equipment, Instruments & Components	328,840	1,861,234
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	1,778,004	4,235,627
United Overseas Bank Ltd.	Commercial Banks	180,000	2,119,035
			11,586,369
South Korea 2.3%			
Hana Financial Group Inc.	Commercial Banks	5,390	165,292
KB Financial Group Inc., ADR	Commercial Banks	50,050	1,568,567
POSCO	Metals & Mining	11,172	3,662,161
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	2,210	2,016,976
Shinhan Financial Group Co. Ltd.	Commercial Banks	31,390	1,076,345
			8,489,341
Spain 0.5%			
[a] Distribuidora Internacional de Alimentaction SA	Food & Staples Retailing	16,030	72,513
Telefonica SA, ADR	Diversified Telecommunication Services	97,970	1,684,104
			1,756,617
Switzerland 3.0%			
[a] Basilea Pharmaceutica AG	Biotechnology	1,710	65,058
Credit Suisse Group AG	Capital Markets	107,780	2,534,987
Novartis AG	Pharmaceuticals	13,320	762,278
Roche Holding AG	Pharmaceuticals	25,100	4,258,454
[a] Swiss Re Ltd.	Insurance	56,590	2,886,943
[a] UBS AG (CHF Traded)	Capital Markets	59,120	704,387
			11,212,107
Taiwan 2.0%			
Compal Electronics Inc.	Computers & Peripherals	1,320,639	1,316,933
Siliconware Precision Industries Co.	Semiconductors & Semiconductor Equipment	1,730,000	1,548,060
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	1,820,616	4,556,800
			7,421,793
Thailand 0.8%			
Bangkok Bank PCL, fgn.	Commercial Banks	607,900	3,158,422
Turkey 0.2%			
[a] Turkcell Iletisim Hizmetleri AS, ADR	Wireless Telecommunication Services	76,540	900,110

60 | Annual Report

Templeton Institutional Funds

Statement of Investments, December 31, 2011 *(continued)*

Global Equity Series	Industry	Shares	Value
Common Stocks (continued)			
United Kingdom 11.4%			
Aviva PLC	Insurance	180,490	$ 842,440
BAE Systems PLC	Aerospace & Defense	421,640	1,865,190
BG Group PLC	Oil, Gas & Consumable Fuels	70,870	1,515,510
BP PLC	Oil, Gas & Consumable Fuels	190,690	1,362,915
G4S PLC	Commercial Services & Supplies	172,290	725,891
GlaxoSmithKline PLC	Pharmaceuticals	374,290	8,553,346
Hays PLC	Professional Services	256,500	256,276
HSBC Holdings PLC (HKD Traded)	Commercial Banks	174,400	1,324,853
[a] International Consolidated Airlines Group SA	Airlines	966,960	2,218,351
Kingfisher PLC	Specialty Retail	1,242,980	4,839,196
Marks & Spencer Group PLC	Multiline Retail	721,280	3,478,059
[a] Rentokil Initial PLC	Commercial Services & Supplies	443,970	433,239
Rexam PLC	Containers & Packaging	525,290	2,873,623
Royal Dutch Shell PLC, B, ADR	Oil, Gas & Consumable Fuels	51,690	3,928,957
Tesco PLC	Food & Staples Retailing	483,210	3,028,640
Vodafone Group PLC	Wireless Telecommunication Services	1,776,160	4,936,909
			42,183,395
United States 39.6%			
Abbott Laboratories	Pharmaceuticals	73,020	4,105,915
American Express Co.	Consumer Finance	113,130	5,336,342
Amgen Inc.	Biotechnology	97,780	6,278,454
[a] AOL Inc.	Internet Software & Services	51,570	778,707
Baker Hughes Inc.	Energy Equipment & Services	74,540	3,625,626
Bank of America Corp.	Diversified Financial Services	366,790	2,039,352
The Bank of New York Mellon Corp.	Capital Markets	148,150	2,949,666
BB&T Corp.	Commercial Banks	131,610	3,312,624
[a] Brocade Communications Systems Inc.	Communications Equipment	185,380	962,122
Chesapeake Energy Corp.	Oil, Gas & Consumable Fuels	20,560	458,282
Chevron Corp.	Oil, Gas & Consumable Fuels	27,350	2,910,040
Cisco Systems Inc.	Communications Equipment	159,330	2,880,686
Citigroup Inc.	Diversified Financial Services	164,260	4,321,681
Comcast Corp., Special A	Media	110,350	2,599,846
Computer Sciences Corp.	IT Services	59,850	1,418,445
Covidien PLC	Health Care Equipment & Supplies	82,480	3,712,425
CVS Caremark Corp.	Food & Staples Retailing	118,420	4,829,168
[a] Dell Inc.	Computers & Peripherals	148,870	2,177,968
The Dow Chemical Co.	Chemicals	65,360	1,879,754
FedEx Corp.	Air Freight & Logistics	6,630	553,671
The Gap Inc.	Specialty Retail	100,780	1,869,469
General Electric Co.	Industrial Conglomerates	108,620	1,945,384
[a] GenOn Energy Inc.	Independent Power Producers & Energy Traders	297,650	776,866
[a] Gilead Sciences Inc.	Biotechnology	39,490	1,616,326
The Goldman Sachs Group Inc.	Capital Markets	13,960	1,262,403
Halliburton Co.	Energy Equipment & Services	55,250	1,906,677
The Home Depot Inc.	Specialty Retail	102,480	4,308,259
[a] Isis Pharmaceuticals Inc.	Biotechnology	21,600	155,736

Annual Report | 61

Templeton Institutional Funds

Statement of Investments, December 31, 2011 *(continued)*

Global Equity Series	Industry	Shares	Value
Common Stocks (continued)			
United States (continued)			
JPMorgan Chase & Co.	Diversified Financial Services	163,000	$ 5,419,750
LyondellBasell Industries NV, A	Chemicals	57,040	1,853,230
Macy's Inc.	Multiline Retail	128,830	4,145,749
Medtronic Inc.	Health Care Equipment & Supplies	114,400	4,375,800
Merck & Co. Inc.	Pharmaceuticals	146,040	5,505,708
Microsoft Corp.	Software	82,960	2,153,642
Morgan Stanley	Capital Markets	347,960	5,264,635
[a] Navistar International Corp.	Machinery	36,770	1,392,848
News Corp., A	Media	83,740	1,493,922
Noble Corp.	Energy Equipment & Services	70,920	2,143,202
[a] Onyx Pharmaceuticals Inc.	Biotechnology	13,010	571,789
Pfizer Inc.	Pharmaceuticals	347,130	7,511,893
The Procter & Gamble Co.	Household Products	40,880	2,727,105
Quest Diagnostics Inc.	Health Care Providers & Services	73,580	4,272,055
[a] SAIC Inc.	IT Services	201,990	2,482,457
[a] Sprint Nextel Corp.	Wireless Telecommunication Services	600,180	1,404,421
[a] Symantec Corp.	Software	253,820	3,972,283
Target Corp.	Multiline Retail	101,770	5,212,659
Time Warner Cable Inc.	Media	46,700	2,968,719
Time Warner Inc.	Media	26,240	948,314
United Parcel Service Inc., B	Air Freight & Logistics	83,330	6,098,923
[a] Watson Pharmaceuticals Inc.	Pharmaceuticals	70,320	4,243,109
			147,134,107
Total Common Stocks (Cost $369,143,778)			359,281,795
Preferred Stocks (Cost $2,766,411) 0.7%			
Brazil 0.7%			
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	100,650	2,364,268
Total Investments before Short Term Investments (Cost $371,910,189)			361,646,063
		Principal Amount	
Short Term Investments (Cost $9,400,000) 2.5%			
Time Deposits 2.5%			
United States 2.5%			
Royal Bank of Canada, 0.01%, 1/03/12		$ 9,400,000	9,400,000
Total Investments (Cost $381,310,189) 100.0%			371,046,063
Other Assets, less Liabilities 0.0%[†]			62,030
Net Assets 100.0%			$371,108,093

See Abbreviations on page 82.

[†]Rounds to less than 0.1% of net assets.

[a]Non-income producing.

Templeton Institutional Funds

Financial Statements

Statements of Assets and Liabilities

December 31, 2011

	Emerging Markets Series	Foreign Equity Series
Assets:		
Investments in securities:		
Cost - Unaffiliated issuers	$174,892,417	$4,771,947,849
Cost - Sweep Money Fund (Note 7)	—	179,418,964
Total cost of investments	$174,892,417	$4,951,366,813
Value - Unaffiliated issuers	$278,183,635	$5,240,747,987
Value - Sweep Money Fund (Note 7)	—	179,418,964
Total value of investments (includes securities loaned in the amount of $1,023,441 and $—)	278,183,635	5,420,166,951
Cash	—	612,633
Receivables:		
Investment securities sold	131,889	—
Capital shares sold	4,420,840	10,091,536
Dividends	292,740	17,516,758
Foreign tax	55,477	—
Other assets	45	169
Total assets	283,084,626	5,448,388,047
Liabilities:		
Payables:		
Investment securities purchased	111,381	13,922,500
Capital shares redeemed	5,818,892	4,942,193
Affiliates	212,394	3,491,668
Funds advanced by custodian	2,716,753	—
Payable upon return of securities loaned	1,089,340	—
Deferred tax	650,050	—
Accrued expenses and other liabilities	122,091	457,451
Total liabilities	10,720,901	22,813,812
Net assets, at value	$272,363,725	$5,425,574,235
Net assets consist of:		
Paid-in capital	$170,257,566	$5,067,388,812
Distributions in excess of net investment income	(895,743)	(80,333,637)
Net unrealized appreciation (depreciation)	102,640,337	468,238,241
Accumulated net realized gain (loss)	361,565	(29,719,181)
Net assets, at value	$272,363,725	$5,425,574,235
Shares outstanding	25,993,421	—
Net asset value per share	$10.48	—
Primary Shares:		
Net assets, at value	—	$5,364,371,825
Shares outstanding	—	314,842,862
Net asset value per share	—	$17.04
Service Shares:		
Net assets, at value	—	$ 61,202,410
Shares outstanding	—	3,595,070
Net asset value and maximum offering price per share	—	$17.02

Annual Report | The accompanying notes are an integral part of these financial statements. | 63

64 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 65

66 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 67

68 | The accompanying notes are an integral part of these financial statements. | Annual Report

Templeton Institutional Funds

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of four funds (Funds). The Foreign Equity Series offers Primary and Service Shares. Each class of shares differs by its transfer agent fees and voting rights on matters affecting a single class.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Time deposits are valued at cost, which approximates market value.

Annual Report | 69

Templeton Institutional Funds

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

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Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Lending

Certain funds participate in an agency based security lending program. The fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund on the next business day. The collateral is invested in a non-registered money fund by the fund’s custodian on the fund’s behalf. The fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the fund. The securities lending agent has agreed to indemnify the fund in the event of default by a third party borrower.

d. Income and Deferred Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

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Templeton Institutional Funds

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Income and Deferred Taxes (continued)

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2011, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Funds are notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2011, there were an unlimited number of shares authorized (without par value).
Transactions in the Funds’ shares were as follows:

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Templeton Institutional Funds

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

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Templeton Institutional Funds

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

Effective May 1, 2011, Emerging Markets Series pays an investment management fee to TAML based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
1.100%	Up to and including $1 billion
1.050%	Over $1 billion, up to and including $5 billion
1.000%	Over $5 billion, up to and including $10 billion
0.950%	Over $10 billion, up to and including $15 billion
0.900%	Over $15 billion, up to and including $20 billion
0.850%	In excess of $20 billion

Prior to May 1, 2011, Emerging Markets Series paid fees to TAML based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
1.250%	Up to and including $500 million
1.200%	Over $500 million, up to and including $5 billion
1.150%	Over $5 billion, up to and including $7.5 billion
1.125%	Over $7.5 billion, up to and including $10 billion
1.100%	Over $10 billion, up to and including $15 billion
1.050%	Over $15 billion, up to and including $20 billion
1.000%	In excess of $20 billion

Foreign Equity Series and Global Equity Series each pays an investment management fee to TIC based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.700%	Up to and including $1 billion
0.680%	Over $1 billion, up to and including $5 billion
0.660%	Over $5 billion, up to and including $10 billion
0.640%	Over $10 billion, up to and including $15 billion
0.620%	Over $15 billion, up to and including $20 billion
0.600%	In excess of $20 billion

Annualized Fee Rate	Net Assets
0.750%	Up to and including $1 billion
0.730%	Over $1 billion, up to and including $5 billion
0.710%	Over $5 billion, up to and including $10 billion
0.690%	Over $10 billion, up to and including $15 billion
0.670%	Over $15 billion, up to and including $20 billion
0.650%	In excess of $20 billion

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Templeton Institutional Funds

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES (continued)

b. Administrative Fees

Foreign Smaller Companies Series and Global Equity Series each pay an administrative fee to
FT Services of 0.20% per year of the average daily net assets of the fund.

Emerging Markets Series and Foreign Equity Series each pay their allocated share of an adminis-
trative fee to FT Services based on the aggregate average net assets as follows:

Foreign Equity Series’ Service shares may pay up to 0.15% of average daily net assets for sub-
transfer agency fees as noted in the Statements of Operations.

d. Waiver and Expense Reimbursements

TIC and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Foreign Smaller
Companies Series and Global Equity Series so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses) do not exceed 0.95% and 0.81%, respectively (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2012.

Effective August 1, 2011, TAML and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Emerging Markets Series so that the common expenses do not exceed 1.24%
(other than certain non-routine expenses or costs, including those relating to litigation, indem-
nification, reorganizations, and liquidations) until April 30, 2012.

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Notes to Financial Statements (continued)

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses.
During the year ended December 31, 2011, the custodian fees were reduced as noted in the
Statements of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the
Funds in taxable years beginning after December 22, 2010 are not subject to expiration and such losses retain their character as either short-term or long-term, rather than being considered short-term as under previous law. Post-enactment capital losses must be fully utilized prior to utilizing any losses incurred in pre-enactment tax years.

At December 31, 2011, capital loss carryforwards were as follows:

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Templeton Institutional Funds

Notes to Financial Statements (continued)

5. INCOME TAXES (continued)

The tax character of distributions paid during the years ended December 31, 2011 and 2010, was as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sales.

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Notes to Financial Statements (continued)

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended
December 31, 2011, were as follows:

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

Emerging Markets Series and Foreign Equity Series invest in the Institutional Fiduciary Trust
Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by
Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. SHAREHOLDER CONCENTRATIONS

The Emerging Markets Series has a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the fund. At December 31, 2011, there was one unaffiliated shareholder holding 63% of the
Emerging Markets Series’ outstanding shares.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility.
In addition, certain foreign securities may not be as liquid as U.S. securities.

10. RESTRICTED SECURITIES

The Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

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11. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively,
Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matured on
January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusu-
ally large redemption requests. Effective January 20, 2012, the Borrowers renewed the Global
Credit Facility for a total of $1.5 billion, maturing January 18, 2013.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global
Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global
Credit Facility, which is reflected in other expenses on the Statements of Operations. During the year ended December 31, 2011, the Funds did not use the Global Credit Facility.

12. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are sum-
marized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

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Templeton Institutional Funds

Notes to Financial Statements (continued)

12. FAIR VALUE MEASUREMENTS (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of December 31, 2011, in valuing the Funds’
assets and liabilities carried at fair value:

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Templeton Institutional Funds

Notes to Financial Statements (continued)

13. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards
Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve
Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The
amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally
Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and
include new guidance for certain fair value measurement principles and disclosure requirements.
The ASU is effective for interim and annual periods beginning after December 15, 2011. The
Funds believe the adoption of this ASU will not have a material impact on their financial statements.

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Templeton Institutional Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Templeton Institutional Funds

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerging
Markets Series, Foreign Equity Series, Foreign Smaller Companies Series and Global Equity
Series (separate portfolios of Templeton Institutional Funds, hereafter referred to as the
“Funds”) at December 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’
management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 15, 2012

Annual Report | 83

Templeton Institutional Funds

Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2011:

Emerging Markets Series	Foreign Equity Series	Foreign Smaller Companies Series	Global Equity Series
$261,241,955	$89,480,545	$2,548,026	$ —

Under Section 871(k)(2)(C) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2011:

Emerging Markets Series	Foreign Equity Series	Foreign Smaller Companies Series	Global Equity Series
$ —	$ 793,756	$ —	$ —

Under Section 854(b)(1)(A) of the Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2011:

Emerging Markets Series	Foreign Equity Series	Foreign Smaller Companies Series	Global Equity Series
—%	—%	—%	43.15%

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2011:

Emerging Markets Series	Foreign Equity Series	Foreign Smaller Companies Series	Global Equity Series
$15,782,109	$203,039,582	$5,107,185	$6,543,699

Distributions, including qualified dividend income, paid during calendar year 2011 will be reported to shareholders on Form 1099-DIV by mid-February 2012. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2011:

Emerging Markets Series	Foreign Equity Series	Foreign Smaller Companies Series	Global Equity Series
$ —	$ 18,204	$ —	$ —

At December 31, 2011, more than 50% of the Funds' total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Funds on these investments. As shown in the table below, the Funds hereby report to shareholders the

84 | Annual Report

Templeton Institutional Funds

Tax Information (unaudited) (continued)

foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on December 22, 2011, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the
Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign qualified dividends as reported by the Funds, to shareholders of record.

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit
(assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these divi-
dends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

By mid-February 2012, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2011. The Foreign
Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advi-
sors for information on the treatment of these amounts on their 2011 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limita-
tion calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to
Form 1116 for more information.

Annual Report | 85

Templeton Institutional Funds

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Annual Report | 87

88 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
David P. Goss (1947) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.				
Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.				
Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1996	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 25 of the investment companies in Franklin Templeton Investments.				
Mark Mobius (1936) 17th Floor, The Chater House 8 Connaught Road Central Hong Kong	Vice President	Since 1993	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Portfolio Manager of various Templeton advisory affiliates; Executive Chairman, Templeton Emerging Markets Group; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments.				
Gary P. Motyl (1952) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	President and Chief Executive Officer – Investment Management	Since 2005	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: President, Templeton Investment Counsel, LLC; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments.				
Mark H. Otani (1968) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director, Global Fund Accounting Operations, Franklin Templeton Investments; and officer of 14 of the investment companies in Franklin Templeton Investments.

Annual Report | 89

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Secretary and Vice President	Secretary since 2004 and Vice President since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton Investments.

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since May 2011	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Assistant Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of
Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.
Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and
Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms. Bates has served as a member of the Fund Audit Committee since
2008. She currently serves as a director of SLM Corporation and Ares Capital Corporation and was formerly a director of Allied Capital Corporation from 2003 to 2010, Executive
Vice President and Chief Financial Officer of NHP Incorporated and Vice President and Treasurer of US Airways, Inc. Mr. Niemiec has served as a member of the Fund Audit
Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001. Mr. Niemiec is a formerly director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice
Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that
Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission
Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call
(800) 321-8563 to request the SAI.

90 | Annual Report

Templeton Institutional Funds

Shareholder Information

Proxy Voting Policies and Procedures

The Funds’ investment managers have established Proxy Voting Policies and Procedures (Policies)
that the Funds use to determine how to vote proxies relating to portfolio securities. Shareholders may view the Funds’ complete Policies online at franklintempleton.com. Alternatively, sharehold-
ers may request copies of the Policies free of charge by calling the Proxy Group collect at
(954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E.
2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Funds’ proxy vot-
ing records are also made available online at franklintempleton.com and posted on the U.S.
Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Funds file a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference Room may be obtained by calling
(800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at
(800) 321-8563. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through elec-
tronic delivery.

Annual Report | 91

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is
"independent" as defined under the relevant Securities and Exchange
Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $163,575 for the fiscal year ended December 31, 2011 and $159,771 for the fiscal year ended December 31, 2010.

(b) Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of Item 4 were $2,894 for the fiscal year ended December 31, 2011 and $2,769 for the fiscal year ended December 31, 2010. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $1,300 for the fiscal year ended December 31, 2011 and $1,290 for the fiscal year ended December
31, 2010. The services for which these fees were paid included preparation of tax returns for foreign governments.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $100,000 for the fiscal year ended December 31, 2011 and
$35,000 for the fiscal year ended December 31, 2010. The services for which these fees were paid included technical tax consultation for capital gain tax reporting to foreign governments and derivative instruments.

(d) All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2011 and $3,032 for the fiscal year ended December
31, 2010. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs
(a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2011 and $141,768 for the fiscal year ended December 31, 2010. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be
provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be
provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and
(iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities
Exchange Act of 1934, to management; subject, in the case of (ii)
through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $104,194 for the fiscal year ended December 31, 2011 and $183,859 for the fiscal year ended December
31, 2010.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment
Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant
maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment
Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on
Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the
Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the
Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this
Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief
Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
2002 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief
Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INSTITUTIONAL FUNDS

By /s/ LAURA F. FERGERSON
       Laura F. Fergerson
       Chief Executive Officer –
       Finance and Administration
Date February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON
       Laura F. Fergerson
       Chief Executive Officer –
       Finance and Administration
Date February 24, 2012

By /s/ MARK H. OTANI
       Mark H. Otani
       Chief Financial Officer and
       Chief Accounting Officer
Date February 24, 2012